INCOME STATEMENTS - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest income:
Calculated using the effective interest method	$ 42,515	$ 22,981	$ 22,132
Other	1,237	270	146
Total interest income	43,752	23,251	22,278
Interest expense	(25,435)	(6,090)	(5,420)
Net interest income	18,317	17,161	16,858
Non-interest income
Net fees	1,645	1,671	1,482
Net wealth management and insurance	562	808	1,211
Trading	717	664	719
Other	404	(698)	952
Total non-interest income	3,328	2,445	4,364
Net operating income	21,645	19,606	21,222
Operating expenses	(10,692)	(10,802)	(13,311)
Impairment (charges)/benefits	(648)	(335)	590
Profit before income tax (expense)/ benefit	10,305	8,469	8,501
Income tax expense	(3,104)	(2,770)	(3,038)
Profit after income tax expense	7,201	5,699	5,463
Net profit attributable to non-controlling interests	(6)	(5)	(5)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 7,195	$ 5,694	$ 5,458
Earnings per share
Basic	$ 2.053	$ 1.599	$ 1.494
Diluted	$ 1.952	$ 1.524	$ 1.378
Parent Entity
Interest income:
Calculated using the effective interest method	$ 38,909	$ 20,261
Other	992	352
Total interest income	39,901	20,613
Interest expense	(24,786)	(6,296)
Net interest income	15,115	14,317
Non-interest income
Net fees	1,461	1,491
Trading	678	601
Other	1,668	7,890
Total non-interest income	3,807	9,982
Net operating income	18,922	24,299
Operating expenses	(9,473)	(9,483)
Impairment (charges)/benefits	(511)	(449)
Profit before income tax (expense)/ benefit	8,938	14,367
Income tax expense	(2,504)	(2,189)
Profit after income tax expense	6,434	12,178
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 6,434	$ 12,178